Equity (Details 3) - Warrants [Member] shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Options Outstanding
Options Outstanding shares, Beginning | shares	1,779
Options Outstanding, Warrants exercised | shares	(583)
Options Outstanding shares, Ending | shares	1,196
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning | $ / shares	$ 2.66
Weighted Average Exercise Price, Warrants exercised | $ / shares	2.05
Weighted Average Exercise Price, Ending | $ / shares	$ 2.96
Warrants Exercisable
Warrants Exercisable, Beginning | shares	982
Warrants Exercisable, Warrants exercised | shares
Warrants Exercisable, Ending | shares	982
Weighted Average Exercise Price Warrants Exercisable
Weighted Average Exercise Price Options Exercisable, Beginning | $ / shares	$ 2.42
Weighted Average Exercise Price Options Exercisable, Warrants exercised | $ / shares
Weighted Average Exercise Price Options Exercisable,Ending | $ / shares	$ 2.96